Selling, General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2026
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Summary of Selling, General and Administrative Expenses
The major selling, general and administrative expenses for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Personnel expenses	¥190,939	¥252,485
IT-related Expenses	¥26,062	¥32,374